Common stock (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of whole share	Weighted average exercise
	purchase warrants	price per share
Outstanding, January 31, 2013	94,963,129	$0.058
Issued	25,133,675	0.016
Exercised	(7,297,607)	0.002

Outstanding, October 31, 2013	112,799,197	$0.052
Exercisable, October 31, 2013	112,767,947	$0.052

	Number of whole share	Weighted average exercise
	purchase warrants	price per share
Outstanding, January 31, 2011	108,475,660	$0.043
Issued	8,300,000	0.034
Exercised	(23,852,969)	0.002

Outstanding, January 31, 2012	92,922,691	$0.053
Issued	17,225,537	0.041
Expired	(855,314)	0.020
Exercised	(22,592,684)	0.026

Outstanding, January 31, 2013	86,700,230	$0.058
Exercisable, January 31, 2013	86,700,230	$0.058